RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 14:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital.

b.
In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company (TASE), for development and manufacture of antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital and representatives of FIMI serve on Orbit's board of directors. Transactions with Orbit are presented for the period starting August 2017.

c.         Transactions with the related parties:

	Year ended December 31,
	2018	2017	2016

Cost of revenues of products	$764	$3,770	$12,280

Research and development	$346	$61	$-

Purchase of property and equipment and inventory	$101	$100	$-

d.	Balances with the related parties:

	December 31,
	2018	2017

Advance payments	$144	$-

Trade payables	$125	$1,220

Accrued expenses	$1,797	$2,241